Restructuring (Tables)	12 Months Ended
Dec. 31, 2024
Restructuring [Abstract]
Net Restructuring Expense by Division [text block table]
Net restructuring expense by division
in € m.	2024	2023	2022
Corporate Bank	(1)	(4)	(19)
Investment Bank	(0)	(3)	15
Private Bank	(3)	228	(113)
Asset Management	0	0	0
Corporate & Other	0	(1)	(2)
Total Net Restructuring Charges	(3)	220	(118)

Net Restructuring by Type [text block table]	Net restructuring by type in € m. 2024 2023 2022 Restructuring – Staff related (5) 178 (117) thereof: Termination Benefits (6) 176 (132) Retention Acceleration 0 1 15 Social Security 1 1 0 Restructuring – Non Staff related 1 42 (1) Total Net Restructuring Charges (3) 220 (118)
Organizational Changes [text block table]	Organizational changes Full-time equivalent staff 2024 2023 2022 Corporate Bank 10 29 113 Investment Bank 5 9 54 Private Bank 116 377 594 Asset Management 2 0 1 Infrastructure 35 61 141 Total full-time equivalent staff 168 476 903